FINANCIAL INCOME (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INCOME
Income from short-term investments	R$ 392,445	R$ 182,639	R$ 108,057
Interest income and other financial income	213,917	66,385	86,035
Financial Income	606,362	249,024	194,092
Interest on debt	(964,607)	(1,059,841)	(1,022,460)
Monetary variation and other financial expenses	(598,551)	(373,246)	(426,001)
Financial Expenses	(1,563,158)	(1,433,087)	(1,448,461)
Exchange Variation, net	(974,709)	(108,373)	(204,291)
Bonds repurchase expenses		(264,687)	(239,273)
Tax credits monetary update		788,741
Gains and losses on derivative financial instruments, net	39,079	17,928	(774)
Financial result, net	R$ (1,892,426)	R$ (750,454)	R$ (1,698,707)